OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Bank obligations current (Details) - CLP ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings
Other financial liabilities		$ 62,418,990	$ 110,330,460
Bank liabilities
Disclosure of detailed information about borrowings
Other financial liabilities	[1]	$ 11,820,186	56,401,282
Envases Central S.A. | Banco Estado 1.28% Effective Rate Semiannually Amortization obligation | Bank liabilities
Disclosure of detailed information about borrowings
Nominal interest rate		1.28%
Effective Interest Rate		1.28%
Other financial liabilities			4,051,952
Re-Ciclar S.A. | Scotiabank Chile S.A. 9.49% Effective Rate Semiannually Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Nominal interest rate		9.49%
Effective Interest Rate		9.49%
Other financial liabilities			4,683,861
Re-Ciclar S.A. | Scotiabank Chile S.A. 5.18% Effective Rate Semiannually Amortization Obligation. | Bank liabilities
Disclosure of detailed information about borrowings
Nominal interest rate		5.18%
Effective Interest Rate		5.18%
Other financial liabilities		$ 1,501,511	5,180,573
Re-Ciclar S.A. | Banco de Chile, At maturity Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Nominal interest rate		5.23%
Other financial liabilities			5,027,500
Re-Ciclar S.A. | Banco Bice 5.23% Effective Rate At Maturity Amortization Obligation, One | Bank liabilities
Disclosure of detailed information about borrowings
Nominal interest rate		5.23%
Effective Interest Rate		5.23%
Other financial liabilities		$ 1,001,017	1,003,357
Re-Ciclar S.A. | Banco Bice 5.23% Effective Rate At Maturity Amortization Obligation, two | Bank liabilities
Disclosure of detailed information about borrowings
Nominal interest rate		5.23%
Effective Interest Rate		5.23%
Other financial liabilities		$ 5,005,811
Re-Ciclar S.A. | Banco Bice 5.23% Effective Rate At Maturity Amortization Obligation, three | Bank liabilities
Disclosure of detailed information about borrowings
Nominal interest rate		5.23%
Effective Interest Rate		5.23%
Other financial liabilities		$ 1,501,743	1,526,560
Re-Ciclar S.A. | Banco de Chile 6.54% Effective Rate At Maturity Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Nominal interest rate		6.54%
Effective Interest Rate		6.54%
Other financial liabilities		$ 340,080	1,505,250
Embotelladora Andina S.A. | Bank of America N.A. 3.14% Effective Rate At Maturity Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Nominal interest rate		2.84%
Effective Interest Rate		3.14%
Other financial liabilities		$ 1,052,897
Embotelladora Andina S.A. | Itau Corpbanca 1.50% Effective Rate One At Maturity Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Nominal interest rate		0.18%
Effective Interest Rate		1.50%
Other financial liabilities		$ 1,379,548	34,877
Embotelladora Andina S.A. | Itau Corpbanca 1.50% Effective Rate Two At Maturity Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Nominal interest rate		0.18%
Effective Interest Rate		1.50%
Other financial liabilities		$ 37,579	1,170,198
Embotelladora del Atlantico S.A. | Banco Galicia S.A. ,16.01% Effective Rate, At Maturity, Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Nominal interest rate		15.00%
Effective Interest Rate		16.01%
Other financial liabilities			160,432
Embotelladora del Atlantico S.A. | Banco Galicia S.A. , 17.20% Effective Rate, At Maturity, Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Nominal interest rate		16.00%
Effective Interest Rate		17.20%
Other financial liabilities			295,706
Embotelladora del Atlantico S.A. | Banco Nacion S.A. ,17.2% Effective Rate, At Maturity, Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Nominal interest rate		16.00%
Effective Interest Rate		17.20%
Other financial liabilities			27,472,719
Embotelladora del Atlantico S.A. | Banco Nacion S.A. ,60.9% Effective Rate, At Maturity, Amortization Obligatio | Bank liabilities
Disclosure of detailed information about borrowings
Nominal interest rate		48.50%
Effective Interest Rate		60.90%
Other financial liabilities			721
Embotelladora del Atlantico S.A. | Banco Coinag, 52.06% Effective Rate, At Maturity, Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Nominal interest rate		43.00%
Effective Interest Rate		52.06%
Other financial liabilities			3,387
Embotelladora del Atlantico S.A. | Banco Comafi S.A. 57.80% Effective Rate, At Maturity, Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Nominal interest rate		46.50%
Effective Interest Rate		57.80%
Other financial liabilities			3,965,838
Embotelladora del Atlantico S.A. | Banco Macro, 38.48% Effective Rate, At Maturity, Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Nominal interest rate		33.00%
Effective Interest Rate		38.48%
Other financial liabilities			1,637
Andina Empaques Argentina S.A. | Banco Galicia S.A. 19.56% Effective Rate, At Maturity, Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Nominal interest rate		18.00%
Effective Interest Rate		19.56%
Other financial liabilities			160,568
Andina Empaques Argentina S.A. | Banco Galicia S.A. 60.90% Effective Rate, At Maturity, Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Nominal interest rate		48.00%
Effective Interest Rate		60.90%
Other financial liabilities			$ 156,146
90 days to 1 year | Re-Ciclar S.A. | Scotiabank Chile S.A. 5.18% Effective Rate Semiannually Amortization Obligation. | Bank liabilities
Disclosure of detailed information about borrowings
Other financial liabilities		$ 1,501,511
90 days to 1 year | Re-Ciclar S.A. | Banco Bice 5.23% Effective Rate At Maturity Amortization Obligation, One | Bank liabilities
Disclosure of detailed information about borrowings
Other financial liabilities		1,001,017
90 days to 1 year | Re-Ciclar S.A. | Banco Bice 5.23% Effective Rate At Maturity Amortization Obligation, two | Bank liabilities
Disclosure of detailed information about borrowings
Other financial liabilities		5,005,811
90 days to 1 year | Re-Ciclar S.A. | Banco Bice 5.23% Effective Rate At Maturity Amortization Obligation, three | Bank liabilities
Disclosure of detailed information about borrowings
Other financial liabilities		1,501,743
90 days to 1 year | Re-Ciclar S.A. | Banco de Chile 6.54% Effective Rate At Maturity Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Other financial liabilities		340,080
90 days to 1 year | Embotelladora Andina S.A. | Bank of America N.A. 3.14% Effective Rate At Maturity Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Other financial liabilities		1,052,897
90 days to 1 year | Embotelladora Andina S.A. | Itau Corpbanca 1.50% Effective Rate One At Maturity Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Other financial liabilities		1,379,548
90 days to 1 year | Embotelladora Andina S.A. | Itau Corpbanca 1.50% Effective Rate Two At Maturity Amortization Obligation | Bank liabilities
Disclosure of detailed information about borrowings
Other financial liabilities		$ 37,579

[1]	Financial instruments such as: Cash and Cash Equivalents, Trade debtors and Other Accounts Receivable, Accounts Receivable related companies, Bottle Guarantee Deposits Trade Accounts Payable, and Other Accounts Payable related companies present a fair value that approximates their carrying value, considering the nature and term of the obligation. The business model is to maintain the financial instrument in order to collect/pay contractual cash flows, in accordance with the terms of the contract, where cash flows are received/cancelled on specific dates that exclusively constitute payments of principal plus interest on that principal. These instruments are revalued at amortized cost.